May 5, 2003


VIA EDGAR SYSTEM
----------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

                  Re:  The Aquinas Funds, Inc.
                       File Nos. 33-70978 and 811-8122
                       Rule 497(j) Certification

Ladies & Gentlemen:

     The undersigned officer of The Aquinas Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 12 to Form N-1A Registration Statement filed by the Company on April 30, 2003, which is the most recent amendment to such registration statement; and

     2. that the text of Post-Effective Amendment No. 12 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 30, 2003.

                                       Very truly yours,

                                       THE AQUINAS FUNDS, INC.



                                       By: /s/ Frank A. Rauscher
                                          --------------------------------------
                                           Frank A. Rauscher
                                           President and Treasurer